FINANCIAL RISK MANAGEMENT - Foreign exchange derivative financial instruments outstanding (Details) CAD in Millions, AUD in Millions		12 Months Ended
		Dec. 31, 2017 AUD USD ($)	Dec. 31, 2016 AUD USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of financial assets [line items]
Financial assets (liabilities), at fair value					$ (1,000,000)
USD/CAD [member]
Disclosure of financial assets [line items]
Notional amount				CAD 338		$ 0
Maturities		2018	-
Averagae contract price	[1]	1.28	0
Financial assets (liabilities), at fair value					8,000,000	0
CAD/USD [member]
Disclosure of financial assets [line items]
Notional amount					266,000,000	180,000,000
Maturities		2018	2017
Averagae contract price	[1]	1.28	1.34
Financial assets (liabilities), at fair value					(6,000,000)	0
EUR/USD [member]
Disclosure of financial assets [line items]
Notional amount					28,000,000	0
Maturities		2018	2017
Averagae contract price	[1]	0.84	0.94
Financial assets (liabilities), at fair value					(1,000,000)	0
USD/AUD [member]
Disclosure of financial assets [line items]
Notional amount | AUD		AUD 15	AUD 14
Maturities		2018	2017
Averagae contract price	[1]	1.31	1.32
Financial assets (liabilities), at fair value					0	(1,000,000)
AUD/USD [member]
Disclosure of financial assets [line items]
Notional amount					20,000,000	22,000,000
Maturities		2018	2017
Averagae contract price	[1]	1.29	1.34
Financial assets (liabilities), at fair value					0	1,000,000
CNY/AUD [member]
Disclosure of financial assets [line items]
Notional amount | AUD		AUD 31	AUD 23
Maturities		2018	2017
Averagae contract price	[1]	6.97	7.16
Financial assets (liabilities), at fair value					(1,000,000)	0
CAD/USD - buy USD calls [Member]
Disclosure of financial assets [line items]
Notional amount					126,000,000	0
Maturities		2018
Averagae contract price	[1]	1.29	0
Financial assets (liabilities), at fair value					1,000,000	0
CAD/USD - sell USD puts [Member]
Disclosure of financial assets [line items]
Notional amount				CAD 126		0
Maturities		2018
Averagae contract price	[1]	1.25	0
Financial assets (liabilities), at fair value					(2,000,000)	0
AUD/USD - buy USD calls [Member]
Disclosure of financial assets [line items]
Notional amount					33,000,000	0
Maturities		2018
Averagae contract price	[1]	1.35	0
Financial assets (liabilities), at fair value					$ 0	$ 0

[1]	Foreign currency per U.S. dollar